Net financial expenses/(income) - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Provision			€ 297
Finance income (cost)	€ 345	€ 42	(768)
Net foreign exchange loss	€ 382	215	€ 198
Credit Suisse Asset Management
Disclosure of attribution of expenses by nature to their function [line items]
Provision		€ 132
Cash proceeds received, percentage of investment				67.00%
Received offer for financial investment					€ 92
Proportion of total investment value					90.00%